United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/11

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BlueFoot Partners, LLC
Address:  514 19th Ave. E., Suite D
	  Seattle, WA  98112

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John Ray-Keil
Title: 	Chief Financial Officer
Phone:	(206) 322-5505

Signature, Place, and Date of Signing:

	John Ray-Keil		               Seattle, Washington  		 May 13, 2011
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             59
Form 13 Information Table Value Total:             49,175  (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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
COLUMN 1	     	     COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6  	COLUMN 7	   	COLUMN 8

                      	     TITLE OF		        VALUE		SHRS OR		SH/ PUT 	INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER		     CLASS      CUSIP      	(X$1000)     	PRN AMT		PRN CALL   	DISCRETION  MANAGERS  SOLE   SHARED  NONE

AMERICAN SCIENCE & ENGR INC 	COM	029429107	462 		5,000 		SH		SOLE			5,000
APRICUS BIOSCIENCES INC COM	COM	03832V109	126 		30,000 		SH		SOLE			30,000
ARCH COAL INC CMN		COM	039380100	1,009 		28,000 		SH		SOLE			28,000
AVALON RARE METALS INC CMN	COM	053470100	1,537 		190,000 	SH		SOLE			190,000
BAIDU, INC. SPONSORED ADR CMN	COM	056752108	1,241 		9,000 		SH		SOLE			9,000
BALLANTYNE OF OMAHA INC CMN	COM	058516105	1,320 		184,000 	SH		SOLE			184,000
BARCLAYS BANK PLC IPATH S&P 500	ETF	06740C261	1,057 		36,000 		SH		SOLE			36,000
BEST BUY INC COM		COM	086516101	144 		5,000 		SH		SOLE			5,000
BRIGUS GOLD CRP CMN		COM	109490102	307 		200,000 	SH		SOLE			200,000
BROCADE COMMUNICATIONS		COM	111621306	461 		75,000 		SH		SOLE			75,000
CAMECO CORP COM			COM	13321L108	901 		30,000 		SH		SOLE			30,000
CELADON GROUP INC COM		COM	150838100	244 		15,000 		SH		SOLE			15,000
CLEAN ENERGY FUELS CORP CMN	COM	184499101	442 		27,000 		SH		SOLE			27,000
CNO FINANCIAL GROUP INC CMN	COM	12621E103	1,502 		200,000 	SH		SOLE			200,000
CONSOL ENERGY INC COM		COM	20854P109	1,608 		30,000 		SH		SOLE			30,000
CRAFT BREWERS ALLIANCE, INC CMN	COM	224122101	4,035 		443,500 	SH		SOLE			443,500
DIREXION FINANCIAL BEAR 3X 	ETF	25459W144	1,045 		26,000 		SH		SOLE			26,000
ENTEROMEDICS INC CMN		COM	29365M208	840 		304,500 	SH		SOLE			304,500
ENTROPIC COMMUNICATIONS INC 	COM	29384R105	377 		44,600 		SH		SOLE			44,600
EXFO INC SUB VTG SHS		COM	302046107	109 		10,000 		SH		SOLE			10,000
FINISAR CORPORATION CMN		COM	31787A507	185 		7,500 		SH		SOLE			7,500
FREEPORT-MCMORAN COPPER & GOLD	COM	35671D857	556 		10,000 		SH		SOLE			10,000
FSI INTL INC COM		COM	302633102	950 		216,804 	SH		SOLE			216,804
GENERAL CABLE CORP DEL NEW COM	COM	369300108	433 		10,000 		SH		SOLE			10,000
HALLIBURTON COMPANY CMN		COM	406216101	623 		12,500 		SH		SOLE			12,500
HEADWATERS INC CMN		COM	42210P102	531 		90,000 		SH		SOLE			90,000
HERCULES OFFSHORE INC CMN	COM	427093109	1,322 		200,000 	SH		SOLE			200,000
HYPERDYNAMICS CORP COM		COM	448954107	300 		65,000 		SH		SOLE			65,000
INFINERA CORPORATION CMN	COM	45667G103	1,829 		218,000 	SH		SOLE			218,000
INSITUFORM TECHNOLOGIES INC 	COM	457667103	669 		25,000 		SH		SOLE			25,000
JDS UNIPHASE CORPORATION CMN	COM	46612J507	729 		35,000 		SH		SOLE			35,000
LEAPFROG ENTERPRISES INC CL A	COM	52186N106	130 		30,000 		SH		SOLE			30,000
MARVELL TECHNOLOGY GROUP	COM	G5876H105	1,166 		75,000 		SH		SOLE			75,000
MOLYCORP, INC. CMN		COM	608753109	1,831 		30,500 		SH		SOLE			30,500
MYR GROUP INC DEL COM		COM	55405W104	359 		15,000 		SH		SOLE			15,000
NII HLDGS INC CL B NEW		COM	62913F201	625 		15,000 		SH		SOLE			15,000
NOBLE CORPORATION (CH) CMN	COM	H5833N103	684 		15,000 		SH		SOLE			15,000
NORTHERN OIL & GAS INC NEV COM	COM	665531109	1,068 		40,000 		SH		SOLE			40,000
NVIDIA CORP CMN			COM	67066G104	738 		40,000 		SH		SOLE			40,000
OCEANFIRST FINL CORP COM	COM	675234108	225 		16,100 		SH		SOLE			16,100
ODYSSEY MARINE EXPLORATION 	COM	676118102	554 		180,000 	SH		SOLE			180,000
OILSANDS QUEST INC CMN		COM	678046103	1,044 		2,175,000 	SH		SOLE			2,175,000
PEETS COFFEE & TEA INC CMN	COM	705560100	1,539 		32,000 		SH		SOLE			32,000
PHYSICIANS FORMULA HOLDINGS	COM	719427106	1,819 		389,676 	SH		SOLE			389,676
POTASH CORP OF SASKATCHEWAN INC	COM	73755L107	707 		12,000 		SH		SOLE			12,000
PROSHARES TR PSHS ULSHRUS2000	ETF	74348A202	418 		10,000 		SH		SOLE			10,000
PROSHARES TR PSHS ULSHT SP500	ETF	74347R883	1,967 		94,000 		SH		SOLE			94,000
PROSHARES TR ULTPR SHRT QQQ	ETF	74347X666	508 		20,000 		SH		SOLE			20,000
PROSHARES ULTR*ASHORT QQQ	ETF	74347X237	1,300 		25,500 		SH		SOLE			25,500
QUANTA SVCS INC COM		COM	74762E102	224 		10,000 		SH		SOLE			10,000
RF MICRODEVICES INC COM		COM	749941100	385 		60,000 		SH		SOLE			60,000
SAFEWAY INC. CMN		COM	786514208	471 		20,000 		SH		SOLE			20,000
SATCON TECHNOLOGY CORP COM	COM	803893106	19 		5,000 		SH		SOLE			5,000
SILICON MOTION TECHNOLOGY CORP	COM	82706C108	404 		50,000 		SH		SOLE			50,000
SONUS NETWORKS INC. CMN		COM	835916107	376 		100,000 	SH		SOLE			100,000
THQ INC COM NEW			COM	872443403	775 		170,000 	SH		SOLE			170,000
U.S. GLOBAL INVESTORS INC A CMN	COM	902952100	1,460 		180,000 	SH		SOLE			180,000
WEATHERFORD INTERNATIONAL	COM	H27013103	452 		20,000 		SH		SOLE			20,000
WESTPORT INNOVATIONS INC CMN	COM	960908309	1,033 		47,000 		SH		SOLE			47,000
